Operating expenses - Disclosure of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Subcontracting costs	€ (24,290)	€ (19,862)		€ (29,416)
Cost of supplies and consumable materials	(3,065)	(3,558)		(3,121)
Personnel expenses other than share-based compensation	(23,475)	(20,436)		(20,244)
Share-based compensation	(2,617)	(2,475)		(3,826)
Personnel expenses	(26,092)	(22,911)		(24,069)
Non-scientific advisory and consulting	(5,269)	(4,783)		(5,663)
Leasing and maintenance	(2,014)	(2,164)		(1,763)
Travel expenses and meeting attendance	(273)	(284)		(1,426)
Marketing, communication and public relations	(472)	(504)		(592)
Scientific advisory and consulting	(288)	(962)		(175)
Other purchases and external expenses	(2,425)	(2,053)		(814)
Depreciation and amortization	(4,569)	(9,385)		(13,741)
Intellectual property expenses	(1,584)	(1,270)		(1,564)
Other income and (expenses), net	(2,188)	(958)		(1,528)
Total operating expenses	(72,528)	(68,694)	[1]	(83,874)	[1]
Operating expenses | R&D
Statement Line Items [Line Items]
Subcontracting costs	(24,189)	(19,866)		(29,416)
Cost of supplies and consumable materials	(2,533)	(3,590)		(3,174)
Personnel expenses other than share-based compensation	(14,859)	(13,825)		(13,896)
Share-based compensation	(349)	(836)		(1,001)
Personnel expenses	(15,208)	(14,661)		(14,897)
Non-scientific advisory and consulting	(161)	(342)		(54)
Leasing and maintenance	(260)	(559)		(835)
Travel expenses and meeting attendance	(103)	(146)		(674)
Marketing, communication and public relations	(79)	(96)		(58)
Scientific advisory and consulting	(288)	(962)		(175)
Other purchases and external expenses	(30)	(46)		(57)
Depreciation and amortization	(3,153)	(8,231)		(12,734)
Intellectual property expenses	(1,279)	(877)		(653)
Other income and (expenses), net	279	(332)		(169)
Total operating expenses	(47,004)	(49,708)		(62,897)
Operating expenses | G&A
Statement Line Items [Line Items]
Subcontracting costs	(101)	4		0
Cost of supplies and consumable materials	(532)	32		53
Personnel expenses other than share-based compensation	(8,616)	(6,611)		(6,348)
Share-based compensation	(2,267)	(1,639)		(2,825)
Personnel expenses	(10,883)	(8,250)		(9,173)
Non-scientific advisory and consulting	(5,108)	(4,441)		(5,610)
Leasing and maintenance	(1,754)	(1,605)		(928)
Travel expenses and meeting attendance	(170)	(138)		(751)
Marketing, communication and public relations	(393)	(408)		(534)
Scientific advisory and consulting	0	0		0
Other purchases and external expenses	(2,395)	(2,007)		(757)
Depreciation and amortization	(1,416)	(1,154)		(1,008)
Intellectual property expenses	(305)	(393)		(911)
Other income and (expenses), net	(2,467)	(626)		(1,359)
Total operating expenses	€ (25,524)	€ (18,986)		€ (20,977)

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.